Taxes - Schedule of Taxes Payable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 230,104	$ 259,654
Value added tax payable	36,724	29,008
Other taxes payable	20,657	13,655
Total taxes payable	$ 287,485	$ 302,317